SCHEDULE OF MORTGAGE NOTES PAYABLE (Details) (Parenthetical)	1 Months Ended	3 Months Ended			12 Months Ended
	Jul. 31, 2025 USD ($)	Mar. 31, 2026 USD ($) Integer		Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer		Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Impairment of real estate		$ (75,639)		$ (26,943)	$ (339,609)		$ (406,374)
Restricted cash		3,600,000			$ 5,700,000		$ 5,000,000.0
Mortgage Loan On One Park Center [Member]
Debt Instrument [Line Items]
Debt instrument, term					5 years
Dakota Center [Member]
Debt Instrument [Line Items]
Real estate, purchase offer price	$ 5,125,000				$ 5,125,000
Impairment of real estate		$ 3,500,000			$ 3,500,000
Dakota Center [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		4.74%	[1],[2]		4.74%	[3]
Shea Center Two [Member]
Debt Instrument [Line Items]
Impairment of real estate					$ 2,500,000
Restricted cash		$ 2,400,000
Model Home [Member]
Debt Instrument [Line Items]
Impairment of real estate					$ 300,000
Number of properties classified as held for sale | Integer		4			5
Model Home [Member] | Minimum [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					5.94%
Model Home [Member] | Maximum [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					8.00%
Model Home [Member] | Mortgage Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		5.76%	[1],[4]		5.94%	[3]
Model Home [Member] | Mortgage Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		8.00%	[1],[4]		8.00%	[3]
Shea Center II [Member]
Debt Instrument [Line Items]
Impairment of real estate					$ 2,500,000
Shea Center II [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		4.92%	[1],[5]		4.92%	[3]

[1]	Interest rates as of March 31, 2026.
[2]	The non-recourse loan on the Dakota Center property matured on July 6, 2024. During December 2024, the lender agreed to the broker the Company would use to sell the property to settle the non-recourse debt. During July 2025, the lender approved a purchase offer from a third party for $5,125,000. On January 14, 2026, the Company completed the disposition of Dakota Center property securing nonrecourse mortgage debt that had been in default. The lender controlled and approved the disposition process and accepted the proceeds from the sale in full satisfaction of the outstanding debt obligation. The Company recognized a gain on disposition of approximately $3.5 million, consisting primarily of the extinguishment of nonrecourse debt obligations and derecognition of the related net liabilities associated with the property
[3]	Interest rates as of December 31, 2025.
[4]	As of March 31, 2026, there were four model homes included as real estate assets held for sale. Our model homes have stand-alone mortgage notes at interest rates ranging from 5.76% to 8.0% per annum as of March 31, 2026.
[5]	During January 2026, the Company received notice that the Company’s failure to repay in full by January 5, 2026 the indebtedness related to the loan agreement governing Shea Center II had triggered a default event. On February 13, 2026, the Company received notification that the Shea Center II property governed by the non-recourse loan agreement was moved into receivership and the lender has started the foreclosure process. The foreclosure sale and public auction is scheduled for June 17, 2026. The lender holds approximately $2.4 million in restricted cash, some of which is being utilized by the receiver to operate the property.